UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549

                                   Form 13F

                                FORM 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: December 31, 2011

       Check here if Amendment [ ]; Amendment Number:
        This Amendment (Check only one.):[ ] is a restatement.
                              		 [ ] adds new holdings entries.

       Institutional Investment Manager Filing this Report:

       Name: 	Copeland Capital Management, LLC
       Address: 161 Washington Street, Suite 1650
             	Eight Tower Bridge
         	Conshohocken, PA 19428


       Form 13F File Number: 028-

       The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

       Person Signing this Report on Behalf of Reporting Manager:

       Name: 	Barbara A. Grosso
       Title:	Chief Compliance Officer
       Phone:	(484) 530-4300

       Signature, Place, and Date of Signing:

                Barbara A. Grosso        Conshohocken, PA     2/7/12
                 [Signature]              [City, State]       [Date]

       Report Type (Check only one.):

       [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

       [] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

       [] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


       List of Other Managers Reporting for this Manager:
       [If there are no entries in this list, omit this section.]

          Form 13F File Number Name

          28-
          [Repeat as necessary.]

                               FORM 13F SUMMARY PAGE


       Report Summary:

       Number of Other Included Managers:	  1

       Form 13F Information Table Entry Total:	  100

       Form 13F Information Table Value Total:	  244,757
                                                (thousands)


       List of Other Included Managers:


       Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.   Form 13F File Number   Name

           1     28-TBD	               The Colony Group

          [Repeat as necessary.]



                                                                                                          Voting Authority
                                                                                                       --------------------------
                                                      Value    Shares/     Sh/ Put/ Invstmt Other
Name of Issuer               Title of class     CUSIP (x$1000) Prn Amt     Prn Call Dscretn Managers   Sole        Shared     None
---------------------------- -------------- --------- -------- ----------- --- ---- ------- ---------- --------    --------   ------

ASML HOLDING NV NEW FNYR     COM            N07059186      759       18171 SH       Sole                     18171
ABBOTT LABORATORIES          COM            002824100     1319       23462 SH       Sole                     19652              3810
ACCENTURE LTD                COM            G1151C101     5568      104612 SH       Sole                     89491             15121
ACTIVISION BLIZZARD,INC      COM            00507V109      831       67464 SH       Sole                     67464
AIRGAS INC                   COM            009363102     1036       13265 SH       Sole                     10325              2940
ALLIANCE RES PARTNERS LP     COM            01877R108     1038       13732 SH       Sole                     10474              3258
ALTRIA GROUP                 COM            02209S103     2898       97750 SH       Sole                     89916              7834
ANADARKO PETE CORP           COM            032511107      611        8000 SH       Sole                      8000
APACHE CORP                  COM            037411105      604        6666 SH       Sole                      6666
APOLLO GROUP INC CL A        COM            037604105     1363       25304 SH       Sole                     25304
APPLE INC                    COM            037833100     1849        4566 SH       Sole                      4566
AUTO DATA PROCESSING         COM            053015103      795       14712 SH       Sole                     10504              4208
BGC PARTNERS INC             COM            05541T101      154       25918 SH       Sole                     25918
BLACKROCK INC                COM            09247X101     1150        6452 SH       Sole                      6452
BOEING CO                    COM            097023105     1481       20196 SH       Sole                     20196
BROADCOM CORP CL A CLASS A   COM            111320107      707       24088 SH       Sole                     24088
C S X CORP                   COM            126408103     4253      201945 SH       Sole                    172349             29596
CANADIAN NATL RAILWAY        COM            136375102      744        9473 SH       Sole                      6514              2959
CASEYS GENERAL STORES        COM            147528103     4592       89153 SH       Sole                     75006             14147
CBS CORPORATION              COM            124857202      831       30627 SH       Sole                     30627
CHESAPEAKE UTILITIES         COM            165303108     4140       95499 SH       Sole                     85480             10019
CHEVRON                      COM            166764100     1052        9885 SH       Sole                      7208              2677
CHURCH & DWIGHT              COM            171340102     4443       97083 SH       Sole                     81228             15855
COCA COLA                    COM            191216100      209        2983 SH       Sole                      2983
COLGATE-PALMOLIVE            COM            194162103     6238       67516 SH       Sole                     57532              9984
COMPASS MINERALS             COM            20451N101      906       13158 SH       Sole                      9881              3277
CONOCOPHILLIPS               COM            20825C104      668        9169 SH       Sole                      6663              2506
CORPORATE EXECUTIVE BOARD CO COM            21988R102      408       10706 SH       Sole                     10706
COSTCO WHOLESALE             COM            22160K105     3598       43177 SH       Sole                     43177
CROSSTEX ENERGY INC          COM            22765Y104      234       18478 SH       Sole                     18478
CUMMINS                      COM            231021106     4558       51784 SH       Sole                     43291              8493
CVS CORP                     COM            126650100     4435      108762 SH       Sole                     95137             13625
DARDEN RESTAURANTS INC       COM            237194105     4659      102221 SH       Sole                     87540             14681
DIGITAL REALTY REIT          COM            253868103      708       10618 SH       Sole                      7248              3370
ECOLAB INC                   COM            278865100      903       15612 SH       Sole                     15612
EL PASO CORPORATION          COM            28336L109      504       18951 SH       Sole                     18951
ENTERPRISE PRD PRTNRS LP     COM            293792107      966       20820 SH       Sole                     15572              5248
EXPRESS SCRIPTS INC          COM            302182100     1686       37724 SH       Sole                     37724
EXXON MOBIL                  COM            30231G102     1433       16906 SH       Sole                     12692              4214
FACTSET RESEARCH SYSTEMS     COM            303075105     4673       53541 SH       Sole                     44414              9127
FAMILY DOLLAR                COM            307000109     4541       78754 SH       Sole                     66826             11928
FLOWERS FOODS                COM            343498101     4037      212703 SH       Sole                    188404             24299
GENERAL ELECTRIC             COM            369604103     1674       93490 SH       Sole                     93307               183
GENESIS ENERGY LP            COM            371927104     4754      169531 SH       Sole                    143122             26409
GENUINE PARTS CO             COM            372460105     1442       23555 SH       Sole                     23555
GILEAD SCIENCES, INC         COM            375558103     1448       35384 SH       Sole                     35384
GOOGLE INC CLASS A           COM            38259P508      244         378 SH       Sole                       378
GRAINGER WW                  COM            384802104     5164       27586 SH       Sole                     22819              4767
HARRIS CORPORATION           COM            413875105     4310      119600 SH       Sole                    101719             17881
HASBRO INC                   COM            418056107     1306       40947 SH       Sole                     40947
HEALTHCARE SERVICES GROUP    COM            421906108      195       11007 SH       Sole                     11007
HERBALIFE LTD                COM            G4412G101     4004       77498 SH       Sole                     66019             11479
HORMEL FOODS                 COM            440452100      243        8296 SH       Sole                      5566              2730
INTEL                        COM            458140100     5065      208847 SH       Sole                    173351             35496
INTL BUSINESS MACHINES       COM            459200101     5302       28834 SH       Sole                     23251              5583
JOHNSON & JOHNSON            COM            478160104      467        7115 SH       Sole                      7115
KINDER MORGAN                COM            49456B101     1198       37236 SH       Sole                     37236
LOCKHEED MARTIN              COM            539830109     5415       66937 SH       Sole                     58795              8142
MASTERCARD INC - CLASS A     COM            57636Q104      809        2170 SH       Sole                      2170
MCDONALDS                    COM            580135101     5739       57198 SH       Sole                     46394             10804
MEDCOHEALTH SOLUTIONS        COM            58405U102     1177       21061 SH       Sole                     21061
MICROSOFT                    COM            594918104     3723      143419 SH       Sole                    143229               190
NEWMARKET CORPORATION        COM            651587107      873        4408 SH       Sole                      3104              1304
NIKE                         COM            654106103      640        6641 SH       Sole                      4239              2402
NORDSON CORP                 COM            655663102     3867       93896 SH       Sole                     80087             13809
NORFOLK SOUTHERN CORP        COM            655844108     4890       67118 SH       Sole                     67118
NOVARTIS ADR                 COM            66987V109      672       11749 SH       Sole                      8065              3684
NU SKIN ENTERPRISES          COM            67018T105     4501       92677 SH       Sole                     78867             13810
OCCIDENTAL PETROLEUM         COM            674599105     2299       24541 SH       Sole                     21625              2916
ONEOK                        COM            682680103     5664       65334 SH       Sole                     53060             12274
ORACLE CORPORATION           COM            68389X105      618       24087 SH       Sole                     24037                50
PARKER HANNIFIN CORP         COM            701094104     3977       52160 SH       Sole                     44339              7821
PEPSICO                      COM            713448108     1917       28894 SH       Sole                     26664              2230
PHILIP MORRIS INTL           COM            718172109     5869       74790 SH       Sole                     61265             13525
POLARIS INDUSTRIES           COM            731068102     3901       69684 SH       Sole                     61320              8364
PRAXAIR                      COM            74005P104     2404       22484 SH       Sole                     19903              2581
QUALCOMM INCORPORATED        COM            747525103     5038       92107 SH       Sole                     80466             11641
ROLLINS INC                  COM            775711104     4465      200945 SH       Sole                    172227             28718
ROSS STORES                  COM            778296103     7294      153457 SH       Sole                    133930             19527
SEASPAN CORP                 COM            Y75638109      155       11327 SH       Sole                     11327
SIRIUS SATELLITE RADIO       COM            82967N108       36       20000 SH       Sole                     20000
SUNOCO LOGISTICS PTNR LP     COM            86764L108     5038      127863 SH       Sole                    105654             22209
T J X COS INC                COM            872540109     4389       67998 SH       Sole                     59626              8372
TARGET CORPORATION           COM            87612E106     3521       68733 SH       Sole                     67233              1500
THE BUCKLE INC               COM            118440106      619       15157 SH       Sole                     11158              3999
TIME WARNER INC NEW          COM            887317303     1005       27819 SH       Sole                     27819
U G I CORPORATION            COM            902681105     3225      109686 SH       Sole                    109686
UNISOURCE ENERGY             COM            909205106     4413      119525 SH       Sole                    100957             18568
UNITED PARCEL SERVICE B      COM            911312106     1482       20253 SH       Sole                     20253
CLASS
UNITED TECHNOLOGIES          COM            913017109      758       10372 SH       Sole                      7291              3081
UNITEDHEALTH GROUP INC       COM            91324P102     1813       35766 SH       Sole                     35766
VISA-CLASS A SHARES          COM            92826C839     4561       44927 SH       Sole                     38397              6530
WALT DISNEY CO.              COM            254687106     1298       34602 SH       Sole                     34602
WESTWOOD HOLDINGS GROUP      COM            961765104      474       12956 SH       Sole                     12101               855
WILLIAMS COS                 COM            969457100     4209      127467 SH       Sole                    114086             13381
WISCONSIN ENERGY             COM            976657106     6017      172124 SH       Sole                    150554             21570
WPX ENERGY INC.              COM            98212B103      772       42468 SH       Sole                     38028              4440
YAHOO INC                    COM            984332106      292       18119 SH       Sole                     18119
KAYNE ANDERSON MLP INVT      MUTCLS         486606106      204        6725 SH       Sole                      6725
TORTOISE EGY INFRASTRUCT     MUTCLS         89147L100      327        8165 SH       Sole                      6655              1510